Capital Leases (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Schedule of future minimum lease payments

Future minimum lease payments are due as follow:

Year Ended December 31,	Principal	Interest	Total
2016	$9,752	$750	$10,502
2017	3,824	343	4,167
2018	3,983	184	4,167
2019	2,404	32	2,436
Total minimum lease payments	$19,963	$1,309	$21,272